UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549


                            FORM 13F NOTICE

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Investors Management Group LTD of Iowa
Address:   1415 28th Street, Suite 200
           West Des Moines, IA  50266

13F File Number:  28-05707

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Diane M. Bainter
Title:    Assistant Vice President
Phone:    815-961-7165
Signature, Place, and Date of Signing:
    /s/ Diane M. Bainter     Rockford, IL     April 22, 2005

Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[X]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
     28-05946     Amcore Investment Group, N.A.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.